Offerings	Aug. 18, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) An unspecified aggregate initial public offering price or number of the securities of each identified class is being registered for possible offering and sale from time to time at unspecified prices. Separate consideration may or may not be received for securities that are issuable upon conversion or exchange of other securities or that are issued in units with other securities registered by the registration statement on Form S-3 to which this exhibit relates (the "Registration Statement"). In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), payment of the registration fee payable in connection with the Registration Statement is being deferred and the registration fees will be paid subsequently in advance or on a "pay-as-you-go" basis. In addition, pursuant to Rule 416 under the Securities Act, the Registration Statement covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or other similar transaction. Securities registered under the Registration Statement may be sold separately, together or as units with other securities registered under the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.40 per share
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $4.00 per share
Fee Rate	0.01381%
Offering Note	See Offering Note 1.